Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 98.0%
		Basic Materials - 2.4%
32,001		Freeport-McMoRan, Inc.		$1,427,885
8,890		Linde plc (a)		2,942,056
10,414		Sherwin-Williams Company (a)		2,463,848
				6,833,789
		Communications - 10.4%
93,945		Alphabet, Inc. - Class C (a)(b)		9,382,287
75,024		Amazon.com, Inc. (a)(b)		7,737,225
42,440		Cisco Systems, Inc.		2,065,555
39,745		Comcast Corporation - Class A		1,563,966
16,884		Meta Platforms, Inc. - Class A (a)(b)		2,515,209
4,592		Netflix, Inc. (b)		1,624,925
20,228		T-Mobile US, Inc. (a)(b)		3,020,243
15,725		Walt Disney Company (a)(b)		1,706,005
				29,615,415
		Consumer, Cyclical - 11.2%
714		AutoZone, Inc. (a)(b)		1,741,339
43,085		Copart, Inc. (a)(b)		2,869,892
14,924		Dollar General Corporation (a)		3,486,247
12,956		Hilton Worldwide Holdings, Inc. (a)		1,879,786
10,333		Home Depot, Inc. (a)		3,349,649
12,358		McDonald’s Corporation (a)		3,304,529
10,623		NIKE, Inc. - Class B		1,352,627
9,262		Pool Corporation (a)		3,571,520
37,542		PulteGroup, Inc. (a)		2,135,764
22,229		Tesla, Inc. (a)(b)		3,850,507
29,028		Walmart, Inc. (a)		4,176,258
				31,718,118
		Consumer, Non-cyclical - 20.4%
27,231		Abbott Laboratories (a)		3,010,387
22,305		AbbVie, Inc. (a)		3,295,564
45,800		Altria Group, Inc. (a)		2,062,832
10,088		Amgen, Inc.		2,546,211
10,088		Elevance Health, Inc. (a)		5,043,899
12,995		Eli Lilly and Company (a)		4,472,229
2,716		Humana, Inc.		1,389,777
5,412		Intuitive Surgical, Inc. (b)		1,329,674
32,830		Johnson & Johnson (a)		5,365,079
31,951		Merck & Company, Inc. (a)		3,431,857
33,494		Mondelez International, Inc. - Class A		2,191,847
31,552		PayPal Holdings, Inc. (a)(b)		2,571,172
27,642		PepsiCo, Inc. (a)		4,727,335
48,549		Pfizer, Inc.		2,143,924
20,360		Procter & Gamble Company (a)		2,898,857
5,417		Thermo Fisher Scientific, Inc. (a)		3,089,478
8,366		United Rentals, Inc. (b)		3,688,988
9,725		UnitedHealth Group, Inc. (a)		4,854,623
				58,113,733
		Energy - 5.1%
19,800		Chevron Corporation (a)		3,445,596
10,935		Diamondback Energy, Inc. (a)		1,597,822
37,909		Exxon Mobil Corporation		4,397,823
16,518		Pioneer Natural Resources Company (a)		3,804,922
22,301		Schlumberger, Ltd.		1,270,711
				14,516,874
		Financial - 16.4%
12,088		American Tower Corporation		2,700,338
86,842		Bank of America Corporation (a)		3,081,154
16,045		Berkshire Hathaway, Inc. - Class B (a)(b)		4,998,338
3,116		BlackRock, Inc. (a)		2,365,698
50,959		Charles Schwab Corporation (a)		3,945,246
15,008		Chubb, Ltd. (a)		3,414,170
11,808		First Republic Bank (a)		1,663,511
35,155		Intercontinental Exchange, Inc. (a)		3,780,920
34,604		JPMorgan Chase & Company (a)		4,843,176
10,399		PNC Financial Services Group, Inc. (a)		1,720,307
27,120		Progressive Corporation (a)		3,697,812
22,602		Prologis, Inc. (a)		2,921,987
5,907		Public Storage		1,797,736
25,402		Visa, Inc. - Class A (a)		5,847,795
				46,778,188
		Industrial - 6.8%
18,205		Amphenol Corporation - Class A		1,452,213
15,933		Caterpillar, Inc. (a)		4,019,737
10,588		Eaton Corporation plc		1,717,479
10,823		Honeywell International, Inc.		2,256,379
7,677		Lockheed Martin Corporation (a)		3,556,447
17,167		Raytheon Technologies Corporation (a)		1,714,125
13,717		Union Pacific Corporation (a)		2,800,874
9,734		United Parcel Service, Inc. - Class B		1,803,029
				19,320,283
		Technology - 22.5%
15,724		Accenture plc - Class A (a)		4,387,782
4,100		Adobe, Inc. (a)(b)		1,518,394
28,982		Advanced Micro Devices, Inc. (a)(b)		2,177,997
126,132		Apple, Inc. (a)		18,199,586
8,564		Broadcom, Inc. (a)		5,010,026
3,827		Intuit, Inc. (a)		1,617,558
8,141		Lam Research Corporation (a)		4,071,314
63,366		Microsoft Corporation (a)		15,702,728
16,049		NVIDIA Corporation (a)		3,135,493
18,178		Oracle Corporation		1,608,026
5,038		Roper Technologies, Inc. (a)		2,149,967
8,814		Salesforce, Inc. (b)		1,480,488
2,907		ServiceNow, Inc. (a)(b)		1,323,063
8,274		Texas Instruments, Inc.		1,466,236
				63,848,658
		Utilities - 2.8%
55,887		NextEra Energy, Inc. (a)		4,170,847
55,280		Southern Company		3,741,350
				7,912,197
		TOTAL COMMON STOCKS (Cost $259,087,139)		278,657,255

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 1.6%
		Put Options - 1.6%
3,000		S&P 500 Index, Expiration: 04/21/2023, Exercise Price: $3,000.00 (d)	$1,222,980,000	1,755,000
2,100		S&P 500 Index, Expiration: 02/17/2023, Exercise Price: $3,400.00 (d)	856,086,000	199,500
2,550		S&P 500 Index, Expiration: 03/31/2023, Exercise Price: $3,400.00 (d)	1,039,533,000	2,486,250
				4,440,750
		TOTAL PURCHASED OPTIONS (Cost $13,387,978)		4,440,750
Shares
		SHORT-TERM INVESTMENTS - 0.2%
691,700		First American Treasury Obligations Fund - Class X, 4.24% (e)		691,700
		TOTAL SHORT-TERM INVESTMENTS (Cost $691,700)		691,700

		Total Investments (Cost $273,166,817) - 99.8%		283,789,705
		Other Assets in Excess of Liabilities - 0.2%		581,406
		NET ASSETS - 100.0%		$284,371,111

		Percentages are stated as a percent of net assets.
	(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2023, the value of these securities amount to $225,328,469 or 79.2% of net assets.
	(b)	Non-income producing security.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.
	(e)	Rate shown is the annualized seven-day yield as of January 31, 2023.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.9)%
		Call Options - (0.3)%
(270)		Abbott Laboratories, Expiration: 02/17/2023, Exercise Price: $117.00	$(2,984,850)	$(6,750)
(220)		AbbVie, Inc., Expiration: 02/17/2023, Exercise Price: $157.50	(3,250,500)	(14,080)
(150)		Accenture plc - Class A, Expiration: 02/17/2023, Exercise Price: $300.00	(4,185,750)	(11,250)
(250)		Advanced Micro Devices, Inc., Expiration: 02/17/2023, Exercise Price: $90.00	(1,878,750)	(10,500)
(937)		Alphabet, Inc. - Class C, Expiration: 02/03/2023, Exercise Price: $105.00	(9,357,819)	(100,727)
(360)		Amazon.com, Inc., Expiration: 02/03/2023, Exercise Price: $110.00	(3,712,680)	(60,660)
(360)		Amazon.com, Inc., Expiration: 02/03/2023, Exercise Price: $115.00	(3,712,680)	(26,820)
(276)		Apple, Inc., Expiration: 02/03/2023, Exercise Price: $149.00	(3,982,404)	(37,536)
(12)		BlackRock, Inc., Expiration: 02/17/2023, Exercise Price: $810.00	(911,052)	(3,270)
(80)		Broadcom, Inc., Expiration: 02/17/2023, Exercise Price: $620.00	(4,680,080)	(26,000)
(85)		Caterpillar, Inc., Expiration: 02/03/2023, Exercise Price: $270.00	(2,144,465)	(935)
(74)		Caterpillar, Inc., Expiration: 02/17/2023, Exercise Price: $272.50	(1,866,946)	(4,995)
(150)		Chubb, Ltd., Expiration: 02/17/2023, Exercise Price: $250.00	(3,412,350)	(3,750)
(100)		Diamondback Energy, Inc., Expiration: 02/17/2023, Exercise Price: $160.00	(1,461,200)	(4,250)
(147)		Dollar General Corporation, Expiration: 02/17/2023, Exercise Price: $250.00	(3,433,920)	(6,982)
(100)		Elevance Health, Inc., Expiration: 02/17/2023, Exercise Price: $520.00	(4,999,900)	(29,250)
(379)		Exxon Mobil Corporation, Expiration: 02/03/2023, Exercise Price: $119.00	(4,396,779)	(13,644)
(102)		Home Depot, Inc., Expiration: 02/17/2023, Exercise Price: $340.00	(3,306,534)	(20,604)
(100)		Honeywell International, Inc., Expiration: 02/17/2023, Exercise Price: $220.00	(2,084,800)	(9,000)
(300)		Johnson & Johnson, Expiration: 02/17/2023, Exercise Price: $170.00	(4,902,600)	(10,050)
(100)		JPMorgan Chase & Company, Expiration: 02/17/2023, Exercise Price: $145.00	(1,399,600)	(7,850)
(80)		Lam Research Corporation, Expiration: 02/17/2023, Exercise Price: $565.00	(4,000,800)	(14,120)
(75)		Linde plc, Expiration: 02/17/2023, Exercise Price: $350.00	(2,482,050)	(11,063)
(100)		McDonald’s Corporation, Expiration: 02/17/2023, Exercise Price: $285.00	(2,674,000)	(3,050)
(200)		Merck & Company, Inc., Expiration: 02/17/2023, Exercise Price: $110.00	(2,148,200)	(23,400)
(168)		Meta Platforms, Inc. - Class A, Expiration: 02/03/2023, Exercise Price: $160.00	(2,502,696)	(57,540)
(600)		Microsoft Corporation, Expiration: 02/17/2023, Exercise Price: $265.00	(14,868,600)	(42,900)
(300)		Mondelez International, Inc. - Class A, Expiration: 02/17/2023, Exercise Price: $70.00	(1,963,200)	(3,000)
(43)		Netflix, Inc., Expiration: 02/17/2023, Exercise Price: $390.00	(1,521,598)	(8,665)
(158)		NVIDIA Corporation, Expiration: 02/17/2023, Exercise Price: $230.00	(3,086,846)	(12,561)
(200)		PayPal Holdings, Inc., Expiration: 02/10/2023, Exercise Price: $91.00	(1,629,800)	(20,600)
(250)		PepsiCo, Inc., Expiration: 02/17/2023, Exercise Price: $180.00	(4,275,500)	(10,750)
(165)		Pioneer Natural Resources Company, Expiration: 02/17/2023, Exercise Price: $270.00	(3,800,775)	(3,300)
(200)		Procter & Gamble Company, Expiration: 02/17/2023, Exercise Price: $147.00	(2,847,600)	(10,400)
(250)		Progressive Corporation, Expiration: 02/17/2023, Exercise Price: $140.00	(3,408,750)	(28,750)
(270)		PulteGroup, Inc., Expiration: 02/17/2023, Exercise Price: $55.00	(1,536,030)	(75,600)
(29)		ServiceNow, Inc., Expiration: 02/17/2023, Exercise Price: $520.00	(1,319,877)	(4,278)
(222)		Tesla, Inc., Expiration: 02/17/2023, Exercise Price: $235.00	(3,845,484)	(13,431)
(80)		Texas Instruments, Inc., Expiration: 02/17/2023, Exercise Price: $185.00	(1,417,680)	(12,400)
(170)		T-Mobile US, Inc., Expiration: 02/17/2023, Exercise Price: $160.00	(2,538,270)	(13,770)
(288)		Walmart, Inc., Expiration: 02/17/2023, Exercise Price: $150.00	(4,143,456)	(11,088)
				(789,569.00)
		Put Options - (0.6)%
(3,000)		S&P 500 Index, Expiration: 04/21/2023, Exercise Price: $2,600.00	(1,222,980,000)	(832,500)
(2,100)		S&P 500 Index, Expiration: 02/17/2023, Exercise Price: $3,200.00	(856,086,000)	(99,750)
(2,550)		S&P 500 Index, Expiration: 03/31/2023, Exercise Price: $3,000.00	(1,039,533,000)	(905,250)
				(1,837,500)
		TOTAL WRITTEN OPTIONS (Premiums Received $4,090,604)		$(2,627,069)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$278,657,255	$-	$-	$278,657,255
Purchased Options	-	4,440,750	-	4,440,750
Short-Term Investments	691,700	-	-	691,700
Total Investments in Securities	$279,348,955	$4,440,750	$-	$283,789,705

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$2,627,069	$-	$2,627,069
Total Written Options	$-	$2,627,069	$-	$2,627,069

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.